Receivables and Other Assets from YR TV Station Under Arbitration (Details) (China YR TV Station [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
China YR TV Station [Member]
Schedule of Receivable and other assets
China YR TV Station- Loan	$ 751,377	$ 749,541
China YR TV Station- Advertising income	3,089,450	3,081,899
China YR TV Station- Others	184,457	180,235
Impairment	(4,025,284)	(680,000)
Total		$ 3,333,675